Investment Objectives and Goals - Draco Evolution AI ETF	Sep. 30, 2026
Prospectus [Line Items]
Risk/Return [Heading]	DRACO EVOLUTION AI ETF
Objective [Heading]	INVESTMENT OBJECTIVE
Objective, Primary [Text Block]	The Draco Evolution AI ETF (the “Fund”) seeks long-term capital appreciation.